REVENUE CLASSES AND CONCENTRATIONS (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Percentages of revenue		10.00%	10.00%
Customer One [Member]
Percentages of revenue	24.00%			38.00%
Customer Two [Member]
Percentages of accounts receivable				27.00%